Contracts Receivable, Net	12 Months Ended
Mar. 31, 2024
Contracts Receivable, Net [Abstract]
CONTRACTS RECEIVABLE, NET

7. CONTRACTS RECEIVABLE, NET

Contracts receivable, net is comprised of the following:

	As of March 31,
	2023	2024	2024
	HK$	HK$	US$
Contracts receivable	22,583,970	35,483,615	4,534,127
Allowance for expected credit losses	(2,589,214)	(8,069,497)	(1,031,128)
Balance at end of year	19,994,756	27,414,118	3,502,999

Allowance for expected credit losses consists of the following:

	As of March 31,
	2023	2024	2024
	HK$	HK$	US$
Beginning balance	775,257	2,589,214	330,853
Addition	1,813,957	5,480,283	700,275
Ending balance	2,589,214	8,069,497	1,031,128